Shareholder Report, Holdings (Details) - C000030254	Dec. 31, 2025
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.20%
03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	6.80%
90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
064058100 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
55825T103 | Madison Square Garden Sports Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
047726302 | Atlanta Braves Holdings, Inc., Series C
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Discretionary005098108
Holdings [Line Items]
Percent of Total Investments	98.90%
Cash & Equivalent26200X209
Holdings [Line Items]
Percent of Total Investments	1.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.20%